Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	932,308,132.75	47,251
Yield Supplement Overcollateralization Amount 12/31/22	119,481,497.87	0
Receivables Balance 12/31/22	1,051,789,630.62	47,251
Principal Payments	35,231,347.26	1,575
Defaulted Receivables	556,494.33	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	114,150,864.00	0
Pool Balance at 01/31/23	901,850,925.03	45,658

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.84%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,990,514.03	315
Past Due 61-90 days	2,060,060.37	80
Past Due 91-120 days	346,280.53	13
Past Due 121+ days	0.00	0
Total	9,396,854.93	408

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	288,026.34
Aggregate Net Losses/(Gains) - January 2023	268,467.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	0.00%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	8,116,658.33
Actual Overcollateralization	8,116,658.33
Weighted Average Contract Rate	4.97%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	58.37

Flow of Funds	$ Amount
Collections	39,982,294.36
Investment Earnings on Cash Accounts	22,742.65
Servicing Fee	(876,491.36)
Transfer to Collection Account	-
Available Funds	39,128,545.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,897,349.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	6,706,434.53
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,116,658.33
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,048,102.88

Total Distributions of Available Funds	39,128,545.65

Servicing Fee	876,491.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	923,917,359.56
Principal Paid	30,183,092.86
Note Balance @ 02/15/23	893,734,266.70

Class A-1
Note Balance @ 01/17/23	114,607,359.56
Principal Paid	30,183,092.86
Note Balance @ 02/15/23	84,424,266.70
Note Factor @ 02/15/23	39.8265245%

Class A-2a
Note Balance @ 01/17/23	231,840,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	231,840,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-2b
Note Balance @ 01/17/23	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	125,000,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-3
Note Balance @ 01/17/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	306,860,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	99,620,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	30,630,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	15,360,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,897,349.91
Total Principal Paid	30,183,092.86
Total Paid	34,080,442.77

Class A-1
Coupon	4.42600%
Interest Paid	408,619.81
Principal Paid	30,183,092.86
Total Paid to A-1 Holders	30,591,712.67

Class A-2a
Coupon	5.51000%
Interest Paid	1,064,532.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,064,532.00

Class A-2b
One-Month SOFR	4.27871%
Coupon	5.12871%
Interest Paid	516,432.60
Principal Paid	0.00
Total Paid to A-2b Holders	516,432.60

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.8161050
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5538905
Total Distribution Amount	33.3699955

A-1 Interest Distribution Amount	1.9276338
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	142.3865122
Total A-1 Distribution Amount	144.3141460

A-2a Interest Distribution Amount	4.5916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5916667

A-2b Interest Distribution Amount	4.1314608
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1314608

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	222.19
Noteholders' Third Priority Principal Distributable Amount	508.90
Noteholders' Principal Distributable Amount	268.91

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	5,106,453.81
Investment Earnings	18,197.88
Investment Earnings Paid	(18,197.88)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,513,391.11	$2,471,987.33	$1,488,744.17
Number of Extensions	107	114	81
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.23%	0.13%